DERIVATIVE WARRANTS LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

March 31, 2024
Share Price	US $ 1.4
Exercise Price	US $ Nil- 0.35
Expected life	2.45- 4.95 years
Risk-free interest rate	4.23%
Dividend yield	0.00%
Expected volatility	80%
Early exercise threshold	US $ 2.05

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	507,165
Balance as of March 31, 2024	$37,386,626